Financial Assets and Financial Liabilities (Borrowings) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Borrowings [abstract]
Credit loans due within one year - Short term bank loans	¥ 497,249	¥ 606,157